Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Accounts receivable	5,494	(5,140)	9,957
Prepaid expenses	745	(494)	1,781
Accounts payable	2,791	2,127	(1,098)
Accrued liabilities	(1,572)	(1,581)	(6,759)
Unearned revenue and long-term unearned revenue	(3,218)	(562)	(536)
Restricted cash	(10,808)	(2,785)	—
Advances to and from affiliates	(9,699)	(23,714)	17,953
Other operating assets and liabilities	(4,402)	(2,038)	(2,476)
Total	(20,669)	(34,187)	18,822